Headline earnings (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of earnings per share [Abstract]
Headline earnings

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2023	2022	2022
US Dollar million	Unaudited	Unaudited	Audited

The profit (loss) attributable to equity shareholders has been adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders	40	298	297
Impairment on tangible assets and right of use assets	92	—	304
Taxation on impairment of tangible assets and right of use assets	(21)	—	(58)
Derecognition of assets	38	1	4
Taxation on derecognition of assets	(6)	—	—
(Profit) loss on disposal of tangible assets	(4)	1	(4)
Impairment (reversal) on equity-accounted investments	1	—	1
Headline earnings (loss)	140	300	544

Headline earnings (loss) per ordinary share (US cents) (1)	33	71	129
Diluted headline earnings (loss) per ordinary share (US cents) (2)	33	71	129

(1) Calculated on the basic weighted average number of ordinary shares.
(2) Calculated on the diluted weighted average number of ordinary shares.
(3) Headline earnings and headline earnings per share disclosure has been included due to Johannesburg Stock Exchange requirements.

Number of shares
Ordinary shares	419,107,901	418,045,117	418,260,476
Fully vested options	1,710,644	1,949,302	1,936,586
Weighted average number of shares	420,818,545	419,994,419	420,197,062
Dilutive potential of share options	258,703	68,524	672,804
Dilutive weighted average number of ordinary shares	421,077,248	420,062,943	420,869,866